Business developments (Details) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Business Acquisition
Issued shares (in shares)		2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720
Other Revenue, Other Investments		SFr 223	SFr 228	SFr 121	SFr 451	SFr 223
Bank
Business Acquisition
Issued shares (in shares)	[1]	4,399,680,200			4,399,680,200		4,399,680,200
Other Revenue, Other Investments					SFr 451	SFr 222

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2020. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.